Schedule of Staking and Lending Income (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Staking And Lending Income
Validator nodes	$ 177,748	$ 966,484	$ 622,543	$ 2,773,659
All other counterparties	2,380,540	3,916,540	5,740,942	8,075,872
Total	$ 2,558,288	$ 4,883,024	$ 6,363,485	$ 10,849,531